Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangible Assets [Abstract]
Amortization Schedule for Intangible Assets

The following table shows the amortization schedule for each of the intangible assets recorded.

(Dollars in thousands)	FNBPA	FNBPA	Branch
	Acquisition	Acquisition	Acquisition
	Core	Other	Core
	Deposit	Intangible	Deposit
	Intangible	Assets	Intangible
Beginning Balance at Acquisition Date	$303	$40	$431
Amortization expense recorded prior to December 31, 2014	-	-	357
Amortization expense recorded in Years ended:
December 31, 2015	4	2	45
December 31, 2016	55	20	29
December 31, 2017	49	18	-
Unamortized balance as of December 31, 2017	195	-	-

Scheduled Amortization expense for years ended:
December 31, 2018	44	-
December 31, 2019	38	-
December 31, 2020	33	-
December 31, 2021	27	-
December 31, 2022	21	-
After December 31, 2022	32	-